Accruals And Other Liabilities - Schedule of Accruals And Other Liabilities (Detail) ¥ in Thousands, $ in Thousands		Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Accrued liabilities and other current liabilities
Deposits from merchants	[1]	¥ 116,314		¥ 159,035
Receipts under custody	[2]	134,106		140,084
Accrued advertisement expenses		6,091		12,105
Accrued expenses		6,932		7,426
Other payables		9,195		14,477
Total		272,638	$ 43,009	333,127
Non-current
Initial reimbursement payment from depositary bank	[3]	890		2,151
Total		¥ 273,528		¥ 335,278

[1]	The customer deposits mainly represent the cash deposits as collateral collected from the merchants of the online platform. The deposit can be withdrawn immediately after the merchants terminate its online shop on the platform.
[2]	The receipts under custody mainly represent the amounts received by the Group from the registered users for their purchase through the Company’s online market platform, and have not been remitted to the third-party merchants yet.
[3]	The Company received initial reimbursement payment of US$935 (RMB6,297) from depositary bank in January 2019. The amount was recorded ratably as other income over a 5-year arrangement period. For the year ended March 31, 2020, 2021 and 2022, the Company has recorded RMB1,303, RMB1,267 and RMB1,201 in other income. For the year ended March 31, 2021 and 2022, the Group received an additional reimbursement payment of US$1,638 (RMB10,829) and US$448 (RMB2,857) from depositary bank for the transaction costs incurred in the prior years and the amount was recorded in other income.